Capital and financial risk management - Financial risk management - COVID 19 (Details) € in Billions	Mar. 31, 2021 EUR (€)
Fair value of financial instruments
Combined cash and cash equivalent and short term investments	€ 9.8
Undrawn revolving credit facilities	€ 7.4